UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          November 3, 2003
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     133
                                        ----------------
Form 13F Information Table Value Total:     $1,801,000
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                          Jensen Investment Management
                               September 30, 2003

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common   88579Y101         84,763   1,227,206    Sole           NONE      1,227,206
Abbott Laboratories                     Common   002824100         84,929   1,995,988    Sole           NONE      1,995,988
Adobe Systems Inc                       Common   00724F101          2,193      55,686    Sole           NONE         55,686
Albertsons Inc                          Common   013104104             67       3,242    Sole           NONE          3,242
Alltel Corp                             Common   020039103            190       4,090    Sole           NONE          4,090
Alteon Inc                              Common   02144g107              4       1,850    Sole           NONE          1,850
American Electric Power Co              Common   025537101             15         500    Sole           NONE            500
American Internationl Group             Common   026874107            106       1,843    Sole           NONE          1,843
American Power Conversion               Common   029066107            238      13,871    Sole           NONE         13,871
Amgen Inc                               Common   031162100             58         900    Sole           NONE            900
Anheuser-Busch Companies Inc            Common   035229103            128       2,600    Sole           NONE          2,600
Associates First Cap Corp               Common   046008207              0       7,600    Sole           NONE          7,600
Automatic Data Processing               Common   053015103         70,973   1,979,717    Sole           NONE      1,979,717
BMC Software                            Common   055921100              1          44    Sole           NONE             44
Bellsouth Corp                          Common   079860102             24       1,024    Sole           NONE          1,024
Biomet Inc                              Common   090613100             17         505    Sole           NONE            505
Block H & R Inc                         Common   093671105             42         976    Sole           NONE            976
Boeing Co                               Common   097023105             21         605    Sole           NONE            605
Breakwater Res Ltd  British Columbia    Common   106902307              0          50    Sole           NONE             50
Bristol-Myers Squibb                    Common   110122108            106       4,132    Sole           NONE          4,132
Brown Forman Corp Cl B                  Common   115637209             71         900    Sole           NONE            900
Certegy Inc                             Common   156880106            470      14,630    Sole           NONE         14,630
Check Point Software                    Common   M22465104             15         900    Sole           NONE            900
ChevronTexaco Corp                      Common   166764100             43         600    Sole           NONE            600
Chiron Corp                             Common   170040109             47         900    Sole           NONE            900
ChoicePoint Inc                         Common   170388102             10         300    Sole           NONE            300
Cisco Systems Inc                       Common   17275R102             46       2,355    Sole           NONE          2,355
Clorox Co                               Common   189054109         76,305   1,663,506    Sole           NONE      1,663,506
Coca-Cola Co                            Common   191216100         71,277   1,659,143    Sole           NONE      1,659,143
Colgate-Palmolive Co                    Common   194162103         73,957   1,323,260    Sole           NONE      1,323,260
Commodore Applied Technologies Inc      Common   202630109              0         100    Sole           NONE            100
Conagra Foods Inc                       Common   205887102             25       1,200    Sole           NONE          1,200
Consolidated Edison Inc                 Common   209115104            299       7,343    Sole           NONE          7,343
Costco Wholesale Corp                   Common   22160K105              3         100    Sole           NONE            100
DNP Select Income Fd Inc                Common   23325P104             53       5,000    Sole           NONE          5,000
Del Monte Foods Co                      Common   24522P103             24       2,743    Sole           NONE          2,743
Dell, Inc                               Common   24702R101             67       2,000    Sole           NONE          2,000
Dionex Corp                             Common   254546104         31,216     793,095    Sole           NONE        793,095
EMC Corp                                Common   268648102             12         975    Sole           NONE            975
Edison Intl                             Common   281020107             15         800    Sole           NONE            800
Elan PLC ADR                            Common   284131208              2         400    Sole           NONE            400
Electronic Data Sys Corp                Common   285661104              6         300    Sole           NONE            300
Emerson Electric Co                     Common   291011104         85,304   1,620,208    Sole           NONE      1,620,208
Equifax Inc                             Common   294429105         75,239   3,378,480    Sole           NONE      3,378,480
Exxon Mobil Corp                        Common   30231G102            337       9,200    Sole           NONE          9,200
Fannie Mae                              Common   313586109         72,747   1,036,278    Sole           NONE      1,036,278
Fifth Third Bancorp                     Common   316773100             12         225    Sole           NONE            225
Freddie Mac                             Common   313400301             89       1,700    Sole           NONE          1,700
GAP Inc                                 Common   364760108             16         927    Sole           NONE            927
Gannett Company                         Common   364730101         87,713   1,130,910    Sole           NONE      1,130,910
Genentech Inc                           Common   368710406             12         150    Sole           NONE            150

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------

General Electric Co                     Common   369604103         93,661   3,141,936    Sole           NONE      3,141,936
Genuine Parts                           Common   372460105            437      13,674    Sole           NONE         13,674
Gillette Company                        Common   375766102             48       1,500    Sole           NONE          1,500
Glaxosmithkline PLC Spons ADR           Common   37733W105            477      11,240    Sole           NONE         11,240
Heinz H J Co                            Common   423074103            327       9,542    Sole           NONE          9,542
Intel Corp                              Common   458140100          2,054      74,673    Sole           NONE         74,673
Interface Inc_Cl A                      Common   458665106              2         300    Sole           NONE            300
International Business Machines Corp    Common   459200101            226       2,554    Sole           NONE          2,554
J P Morgan Chase & Co                   Common   46625H100             24         700    Sole           NONE            700
Johnson & Johnson                       Common   478160104         74,069   1,495,732    Sole           NONE      1,495,732
Jones Apparel Group                     Common   480074103             36       1,200    Sole           NONE          1,200
Kellogg Co                              Common   487836108             13         400    Sole           NONE            400
Kimberly Clark Corp                     Common   494368103             24         468    Sole           NONE            468
Kroger Co                               Common   501044101             36       2,000    Sole           NONE          2,000
Lee Enterprises Inc                     Common   523768109             35         900    Sole           NONE            900
MBNA Corp                               Common   55262L100         95,602   4,193,050    Sole           NONE      4,193,050
Marsh & Mclennan Companies Inc          Common   571748102            113       2,364    Sole           NONE          2,364
Mattel Inc                              Common   577081102              6         340    Sole           NONE            340
McDonald's Corp                         Common   580135101            205       8,700    Sole           NONE          8,700
McGraw Hill Companies Inc               Common   580645109         52,636     847,195    Sole           NONE        847,195
Mcleod USA Inc Class A Escrow           Common   582266995              0         300    Sole           NONE            300
Medco Health Solutions                  Common   58405U102             28       1,069    Sole           NONE          1,069
Medtronic Inc                           Common   585055106         72,057   1,535,751    Sole           NONE      1,535,751
Merck & Company                         Common   589331107         65,311   1,290,224    Sole           NONE      1,290,224
Microsoft Corp                          Common   594918104          1,354      48,720    Sole           NONE         48,720
Morgan Stanley                          Common   617446448             35         694    Sole           NONE            694
Mylan Laboratories Inc                  Common   628530107            330       8,550    Sole           NONE          8,550
NetIQ Corp                              Common   64115p102             12       1,033    Sole           NONE          1,033
New York Times Co Cl A                  Common   650111107              4         100    Sole           NONE            100
Nike Inc Cl B                           Common   654106103            594       9,759    Sole           NONE          9,759
Nordson Corp                            Common   655663102            129       5,000    Sole           NONE          5,000
Ocean Pwr Corp - Restricted             Common   674869995              0      10,000    Sole           NONE         10,000
Omnicom Group Inc                       Common   681919106         93,987   1,308,100    Sole           NONE      1,308,100
Patterson Dental Co                     Common   703412106            150       2,600    Sole           NONE          2,600
Paychex Inc                             Common   704326107         63,414   1,868,955    Sole           NONE      1,868,955
Pepsico Inc                             Common   713448108            374       8,152    Sole           NONE          8,152
Pfizer Inc                              Common   717081103         86,135   2,835,238    Sole           NONE      2,835,238
Plum Creek Timber Co                    Common   729251108             25       1,000    Sole           NONE          1,000
Procter & Gamble Co                     Common   742718109         80,297     865,082    Sole           NONE        865,082
Public Svc Enterprise Group Inc         Common   744573106             66       1,566    Sole           NONE          1,566
Putnam Premier Income Trust Shrs        Common   746853100             29       4,500    Sole           NONE          4,500
Qualcomm Inc                            Common   747525103            105       2,520    Sole           NONE          2,520
Qwest Communications Intl Inc           Common   749121109              1         394    Sole           NONE            394
Reliance Steel And Aluminum Co          Common   759509102             11         500    Sole           NONE            500
Reynolds RJ Tob Hldgs Inc               Common   76182K105             17         427    Sole           NONE            427
Royal Dutch Pete Co NY Registry Sh Par  Common   780257804            212       4,800    Sole           NONE          4,800
SBC Communications Inc                  Common   78387G103             40       1,805    Sole           NONE          1,805
Sabre Holdings Corp                     Common   785905100              8         375    Sole           NONE            375
Sara Lee Corp                           Common   803111103            112       6,100    Sole           NONE          6,100
Schlumberger Ltd                        Common   806857108             19         400    Sole           NONE            400

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------

Singer Co N V                           Common   82930F208              0         198    Sole           NONE            198
Smucker J M Co                          Common   832696405              1          16    Sole           NONE             16
Southern Co                             Common   842587107             18         628    Sole           NONE            628
Stancorp Finl Group                     Common   852891100             16         270    Sole           NONE            270
Starbucks Corp                          Common   855244109            125       4,325    Sole           NONE          4,325
State Street Corp                       Common   857477103         80,769   1,794,876    Sole           NONE      1,794,876
Stryker Corp                            Common   863667101        111,185   1,476,360    Sole           NONE      1,476,360
Supergen Inc                            Common   868059106             23       3,000    Sole           NONE          3,000
Techne Corp                             Common   878377100             19         600    Sole           NONE            600
Time Warner Inc                         Common   887317105             14         950    Sole           NONE            950
Touch Amer Hldgs Inc                    Common   891539108              0       1,085    Sole           NONE          1,085
Transamerica Income Shares              Common   893506105             34       1,500    Sole           NONE          1,500
UAL Corp                                Common   902549500              8       7,500    Sole           NONE          7,500
US Bancorp                              Common   902973304            657      27,372    Sole           NONE         27,372
Union Pacific Corp                      Common   907818108             15         250    Sole           NONE            250
United Parcel Svc Cl B                  Common   911312106              8         120    Sole           NONE            120
Universal Access Global Holdings Inc    Common   91336M204              0         100    Sole           NONE            100
Varian Inc                              Common   922206107             16         500    Sole           NONE            500
Verizon Communications                  Common   92343V104             74       2,290    Sole           NONE          2,290
Vodafone Group PLC                      Common   92857W100             44       2,160    Sole           NONE          2,160
WD 40 Co                                Common   929236107            280       8,818    Sole           NONE          8,818
WPS Resources Corp                      Common   92931B106             15         369    Sole           NONE            369
Wal Mart Stores Inc                     Common   931142103            123       2,200    Sole           NONE          2,200
Walgreen Company                        Common   931422109            633      20,660    Sole           NONE         20,660
Washington Mutual Inc                   Common   939322103             74       1,875    Sole           NONE          1,875
Wells Fargo & Co                        Common   949746101             28         538    Sole           NONE            538
Wilmington Trust Corp                   Common   971807102            479      15,580    Sole           NONE         15,580
Wrigley Wm Jr Co                        Common   982526105            410       7,406    Sole           NONE          7,406
Wyeth                                   Common   983024100            571      12,393    Sole           NONE         12,393
XATA Corp                               Common   983882309              3       1,000    Sole           NONE          1,000
Xilinx Inc                              Common   983919101             20         700    Sole           NONE            700
Zebra Technologies                      Common   989207105          1,147      22,275    Sole           NONE         22,275

Total holdings                    133                           1,801,000